Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Uncertain tax position	$ 44.4	$ 44.2
Accrued expenses	13.1	34.0
Taxes payable	31.8	35.1
Interest rate swap agreements (1)	0.0	17.7
Employee and business withheld taxes, social security and vacation payment	8.3	9.0
VAT payable	2.2	4.7
Deferred mobilization/demobilization revenues (see Note 6 - "Revenue from contracts with customers")	0.9	3.0
Total other liabilities	100.7	147.7
Other current liabilities	56.3	103.5
Other non-current liabilities	$ 44.4	$ 44.2